Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

20. Discontinued Operations

Effective as of March 29, 2026, the Company entered into the Exchange Agreement and completed the deconsolidation of Skyline. The Company retained approximately 8.6% percent of the outstanding Class A ordinary and preferred shares of Skyline immediately following the deconsolidation. The accounting requirements for reporting the separation of Skyline as a discontinued operation were met when the separation was completed. Accordingly, the historical results of Skyline have been presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. Prior to the separation, Skyline was reported within the construction services segment.

The following table presents the major categories of income from discontinued operations for the year ended December 31, 2025 (in thousands):

Year Ended
December 31, 2025
Sales from external customers	$18,175
Less: cost of sales	(16,397)
Gross profit	$1,778
Selling, general and administrative expenses	(1,315)
Change in fair value of investments	17,352
Other expenses, net	(79)
Income from discontinued operations before income taxes	17,736
Income tax expense	(194)
Net loss before allocation to noncontrolling interests	17,542
Less: Net income attributable to noncontrolling interests	15,898
Income from discontinued operations	$1,644

As the controlling interest of Skyline was not acquired until August 2025, no income was recognized from Skyline for the year ended December 31, 2024.

The following table presents the major classes of assets and liabilities of discontinued operations as of December 31, 2025 (in thousands):

December 31, 2025
Cash and cash equivalents	$5,991
Accounts receivable	16,804
Prepaid and other current assets	8,895
Total current assets of discontinued operations	$31,690
Property, plant and equipment, net	161
Operating lease right-of-use lease assets	48
Intangibles	1,069
Goodwill	3,393
Equity investments	1,327
Other investments	40,399
Other noncurrent assets	4,491
Total non-current assets of discontinued operations	50,888
Total assets of discontinued operations	$82,578
Accounts payable	1,941
Accrued expenses	1,809
Notes payable -current	12,301
Operating lease liabilities - current	40
Due to related parties	4,162
Other current liabilities	1,537
Total current liabilities of discontinued operations	21,790
Deferred Tax Liabilities	102
Total non-current liabilities of discontinued operations	102
Total liabilities of discontinued operations	$21,892

The following table presents selected financial information related to cash flows from discontinued operations for the year ended December 31, 2025 (in thousands):

Year Ended
December 31, 2025
Net cash used in operating activities	$(3,869)
Net cash used in investing activities	$(13,962)
Net cash provided by financing activities	$23,682